IPO Related Expenses - Summary of Initial Public Offering Related Expenses (Details) £ in Thousands	12 Months Ended
Dec. 31, 2017 GBP (£)
Disclosure Of Initial Public Offering Related Expenses [Abstract]
IPO related expenses	£ 1,794